HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                       HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805                               HV-6778 - Premier Innovations(SM) (Series II)

Supplement dated June 27, 2011 to your Prospectus

FUND CLOSURE

INVESCO GLOBAL CORE EQUITY FUND – CLASS A

Invesco Global Core Equity Fund Sub-Account is closed to Contracts issued on or after August 1, 2011.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.